CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Jan. 01, 2019	Jan. 01, 2018
Cash flow hedge reserve | Impact of adoption of IFRS 9
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard		$ (16)
Cost of hedging reserve | Impact of adoption of IFRS 9
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard		18
Retained earnings
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard		13
Retained earnings | Impact of adoption of IFRS 15
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard		20
Retained earnings | Impact of adoption of IFRS 9
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard		$ (7)
Retained earnings | Impact of adoption of IFRS 16
Re-presented for impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	$ (46)